Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Profit after tax		£ 2,910	£ 4,160	[1]
Other comprehensive income/(loss) that may be recycled to profit or loss:3
Currency translation reserve	[2]	1,703	(495)	[3]
Fair value through other comprehensive income reserve	[2]	(913)	(365)	[3]
Cash flow hedging reserve	[2]	(3,818)	(911)	[3]
Other comprehensive loss that may be recycled to profit	[2]	(3,028)	(1,771)	[3]
Other comprehensive income/(loss) not recycled to profit or loss:3
Retirement benefit remeasurements	[2]	1,090	103	[3]
Fair value through other comprehensive income reserve	[2]	154	115	[3]
Own credit	[2]	855	(47)	[1]
Other comprehensive income not recycled to profit	[2]	2,099	171	[3]
Other comprehensive loss for the period		(929)	(1,600)	[3]
Total comprehensive income for the period		1,981	2,560	[1]
Attributable to:
Equity holders of the parent		1,960	2,541	[3]
Non-controlling interests		21	19	[3]
Total comprehensive income for the period		£ 1,981	£ 2,560	[1]

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.
[2]	Reported net of tax.
[3]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.